Financial Risk Management - Additional Information (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	R$ 223,302	R$ 660,305
One Day [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk, percent	0.17%	0.26%
Value at risk	R$ 2,400	R$ 3,200
Confidence level used to determine risk adjustment for non-financial risk	95.00%
Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Value at risk, percent	0.27%	0.53%
Value at risk	R$ 3,800	R$ 6,800
Confidence level used to determine risk adjustment for non-financial risk	99.00%